Taxation - Current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Current income tax receivables	$ 1,174	$ 128	[1]
Current income tax payables	(70,008)	(68,834)	[1]	$ (48,703)
Current tax liabilities (assets), net	$ (68,834)	$ (68,706)		$ (48,703)	$ (30,140)
Nigeria
Disclosure of operating segments [line items]
Education tax rate		2.50%		2.00%
ZAMBIA
Disclosure of operating segments [line items]
Applicable deferred tax rate	35.00%	40.00%
SOUTH AFRICA
Disclosure of operating segments [line items]
Applicable deferred tax rate	27.00%	28.00%

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).